Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Loss Per Common Share
Schedule of loss per common share	Loss per common share information is as follows (in thousands, except per share amounts) for the three and nine months ended September 30, 2025 and 2024:

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
(Loss) Income Per Common Share – Basic and Diluted:
Net (loss) income	$(824)	$254	$(2,338)	$850
Accretion of dividend on Series C preferred stock	(531)	(531)	(1,593)	(1,593)
Net loss available to common shareholders	$(1,355)	$(277)	(3,931)	$(743)

Weighted-average number of common shares outstanding	74,215	74,215	74,215	74,215

Basic and diluted loss per common share	$(0.02)	$(0.00)	$(0.05)	$(0.01)

Income (loss) per common share information was as follows (in thousands, except per share amounts) for the years ended December 31, 2024 and 2023

	2024	2023
(Loss) Income per Common Share – Basic and Diluted
Net income for year	$778	$1,373
Dividends on Series C preferred stock	(1,275)	(1,275)
Net (loss) income available to common shareholders	$(497)	$98

Weighted-average number of common shares outstanding	74,215	74,215

Basic and diluted (loss) income per common share	$(0.01)	$0.00